Note 10 - Income Taxes - Operating Loss Carryforwards (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Domestic Tax Authority [Member]
Statement [Line Items]
Operating loss carryforwards	$ 34,116,553	$ 23,442,045
State and Local Jurisdiction [Member]
Statement [Line Items]
Operating loss carryforwards	$ 30,727,733	$ 23,436,624